Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 10, 2014
Tuttle Tactical Management U.S. Core ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Tuttle Tactical Management U.S. Core ETF(Ticker: TUTT) (the “Fund”) seeks long-term capital appreciation while maintaining a secondary emphasis on capital preservation, primarily through investments in the U.S. equity market.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that seeks to provide attractive returns during market upturns while maintaining the ability to protect capital during market downturns by employing a multi-strategy, tactically-managed exposure to U.S. equity markets. Under normal market conditions, the Fund will invest not less than 80% of its total assets in shares of exchange traded funds (“ETFs”) and other issuers listed on U.S. exchanges.

Tuttle Tactical Management, LLC, the Fund's investment sub-adviser (the “Sub-Adviser”), manages the Fund's assets using a tactical approach premised on the following principles of the Sub-Adviser's investment philosophy:

•	markets move in recognizable short and intermediate-term trends and countertrends;
•	over the intermediate term, strong asset classes tend to stay strong, while weak asset classes tend to continue in weakness; and
•	over the shorter term, markets are dominated by media noise, fear and similar short-term disruptions and concerns.

The Sub-Adviser believes that the above principles can cause markets to overreact positively or negatively, only to eventually retreat towards equilibrium. The Sub-Adviser will seek to capitalize on such trends by generally managing the Fund's assets using the following four tactical models:

•	S&P 500 Absolute Momentum Model. Under normal conditions, the Sub-Adviser will invest this portion of the Fund's assets in ETFs representing or replicating the S&P 500 Index during periods when the Sub-Adviser's models show markets are trending upwards and, during periods when the Sub-Adviser's models show markets are trending downwards, will invest in either cash, money market instruments or ETFs holding fixed-income instruments, in accordance with the Sub-Adviser's evaluation of their relative strength.
•	Relative Strength Equity Model. Under normal conditions, the Sub-Adviser will allocate this portion of the Fund's assets among one or more ETFs that invest primarily in either large cap stocks, mid cap stocks, small cap stocks, dividend stocks or fixed income instruments, in accordance with the Sub-Adviser's evaluation of their relative strength.
•	Beta Opportunities Model. Under normal conditions, when the Sub-Adviser's models show markets are trending upwards, the Sub-Adviser will invest this portion of the Fund's assets in a portfolio of index-based ETFs that allocate their assets among their constituent securities using methods other that market capitalization, and, during periods when the Sub-Adviser's models show markets are trending downwards, will invest in either cash, money market instruments or ETFs holding fixed-income instruments, in accordance with the Sub-Adviser's evaluation of their relative strength.
•	Short-Term S&P 500 Counter Trend. Under normal conditions, the Sub-Adviser will invest this portion of the Fund's assets in ETFs representing or replicating the S&P 500 Index during periods when the Sub-Adviser's short-term (daily) market models are trending downwards and will invest in either cash or money market instruments during periods when the Sub-Adviser's short-term models show markets are trending upwards.

While the Sub-Adviser will generally seek to maintain an equal weighting among these four tactical models, market movements may result in the Fund being overweight or underweight one or more of the tactical models from time to time.

In implementing any of the above models, the Fund may invest in any of the following securities: actively managed or index-based ETFs (which may include leveraged ETFs), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index- or sector-based groups of related securities) or individually selected common stocks, when the Sub-Adviser determines that it is more efficient or otherwise advantageous to do so.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest not less than 80% of its total assets in shares of exchange traded funds (“ETFs”) and other issuers listed on U.S. exchanges.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following risks:

Market Risk. Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser's control, including the quality of the Fund's investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company's goods and services and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Stocks tend to move in cycles, with periods when stock prices generally rise and periods when they generally decline.

Allocation Risk. The Fund's particular allocations may have a significant effect on the Fund's performance. Allocation risk is the risk that the Fund's allocation among the ETFs and other securities in which it invests will cause the Fund to underperform other funds with a similar investment objective that do not allocate their investments in the same manner.

Management Style. The net asset value (“NAV”) of the Fund's Shares changes daily based on the performance of the securities in which it invests. Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser's judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund's share price may be adversely affected.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time.  In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which the Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund's Shares, to decline.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund's NAV and supply and demand of Shares on the NASDAQ Stock Exchange (the “Exchange”) or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund's NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund's NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's Shares have more trading volume and market liquidity and higher if the Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

ETF and other Investment Company Risk. The Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Fund will be subject to the risks associated with such vehicles' investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Investments in ETFs and other investment companies are also subject to the following additional risks:

Market Value Risk. The market value of an ETF's shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Tracking Risk. Index-based ETFs and other investment companies in which the Fund invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, index-based ETFs and other investment companies in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices may, from time to time, temporarily be unavailable, which may further impede an ETF's or other investment company's ability to track its applicable index or match its performance.

Investment Limitation. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers optimal, or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers optimal.

Expenses. To the extent the Fund invests in ETFs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, Fund investments in ETFs or other investment companies could affect the timing, amount, and character of the Fund's distributions and therefore may increase the amount of your tax liability.

Sampling Risk. The index-based ETFs in which the Fund invests may utilize a representative sampling approach to track their respective underlying indices. ETFs that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the ETF in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, an ETF will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to an issuer of securities that the ETF holds could result in a greater decline in NAV than would be the case if the ETF held all of the securities in the underlying index.

Non-Market Weighted Index-Based ETFs. Management fees charged by non-market weighted index-based ETFs (“Non-Traditional Indexed ETFs”) can be significantly higher than those charged by traditional index-based ETFs. Additionally, although Non-Traditional Indexed ETF's seek to outperform traditional index-based ETFs, there can be no assurance that they will be successful in doing so, and Non-Traditional Indexed ETFs may perform worse than a traditional ETF if the allocation strategies employed by Non-Traditional Indexed ETF fails to outperform the applicable market-weighted index or if the outperformance is not enough to cover Non-Traditional Indexed ETF's additional fees.

Leveraged ETF Risk. Leveraged ETFs involve additional risks and considerations not present in traditional ETFs. Leveraged ETFs are designed to double or triple the performance of a particular index. Leveraged ETFs “reset” over short periods of time, meaning they are designed to deliver their stated returns only for the length of their reset periods (typically daily or monthly), and are not designed to deliver their returns intraday or over periods longer than the stated reset period. Instead, because of the structure of these products, their rebalancing methodologies and the effects of compounding, maintaining holdings beyond the reset period can lead to results very different from a simple doubling, tripling, or inverse of the benchmark's average return over the same period of time. This difference in results can be magnified in volatile markets. Further, leveraged ETFs may have lower trading volumes or may be less tax efficient than traditional ETFs. For these reasons, leveraged ETFs are typically considered to be riskier investments than traditional ETFs.

Large Capitalization Companies Risk. The Fund may, at any given time, invest a significant portion of its assets in ETFs holding securities of large capitalization companies (i.e., companies with more than $5 billion in capitalization). Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small and Medium Capitalization Companies Risk. The Fund may, at any given time, invest a significant portion of its assets in ETFs holding securities of small capitalization companies (i.e., companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies.  The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.  Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies.  The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Absence of Prior Active Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

New Adviser and Sub-Adviser Risk. Althoughthe executives and members of the advisory staff of Etfis Capital LLC, the Fund's investment adviser (the “Adviser”), have extensive experience in managing investments for clients including corporations, non-taxable entities, investment companies and other business and private accounts, the Adviser has only been recently formed and registered as an investment adviser, which may limit the Adviser's effectiveness. Additionally, although the Sub-Adviser's principal and the Fund's sole portfolio manager, Matthew Tuttle, has been a portfolio manager for private investment funds in the past, the Sub-Adviser has no prior experience managing ETFs, which may limit the Sub-Adviser's effectiveness.

Risks Related to Portfolio Turnover. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other registered investment companies.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses.  High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains.  If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions.  High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.  See “Federal Income Taxes”.

Risk, Lose Money	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Tuttle Tactical Management U.S. Core ETF | Tuttle Tactical Management U.S. Core ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
1 Year	rr_ExpenseExampleYear01	141
3 Years	rr_ExpenseExampleYear03	$ 437

[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund bears other expenses that are not covered under the management fee, which may vary and affect the total level of expenses paid by the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).